Income Taxes - Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Depreciation and amortization	$ 32
Deferred license revenue		$ 10
Share-based compensation	3,793	3,432
Debt discount	79	137
Lease liability	935	644
Accrued liabilities and other	288	1,134
Total deferred tax assets	5,127	5,357
Less valuation allowance	(4,386)	(5,107)
Net deferred tax assets	741	250
Deferred tax liabilities:
Right of use asset	(739)
Depreciation and amortization		(250)
Other	(2)
Total Deferred tax liabilities	$ (741)	$ (250)